Taxation - Movements in deferred tax liabilities and assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	£ (389)	£ (345)
Credit/(charge) to profit	54	(6)	£ 68
Credit/(charge) to equity/other comprehensive income	(4)	(7)
Acquisitions	(25)	(15)
Disposals and other		(2)
Exchange translation differences	34	(14)
Deferred tax (liability)/asset at end of year	(330)	(389)	(345)
Acquired intangible assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(626)	(652)
Credit/(charge) to profit	52	52
Acquisitions	(25)	(16)
Exchange translation differences	36	(10)
Deferred tax (liability)/asset at end of year	(563)	(626)	(652)
Other temporary differences liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(183)	(182)
Credit/(charge) to profit	22	14
Credit/(charge) to equity/other comprehensive income	(8)	(14)
Exchange translation differences	7	(1)
Deferred tax (liability)/asset at end of year	(162)	(183)	(182)
Capitalised development costs
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(86)
Deferred tax (liability)/asset at end of year	(72)	(86)
Pension surplus
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(47)
Deferred tax (liability)/asset at end of year	(49)	(47)
Acquired intangible assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	66	99
Credit/(charge) to profit	(31)	(31)
Exchange translation differences	2	(2)
Deferred tax (liability)/asset at end of year	37	66	99
Losses and other tax attributes
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	64	96
Credit/(charge) to profit		(31)
Acquisitions		1
Exchange translation differences		(2)
Deferred tax (liability)/asset at end of year	64	64	96
Pension balances
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	43	47
Credit/(charge) to profit	(3)	(10)
Credit/(charge) to equity/other comprehensive income	1	6
Exchange translation differences	(1)
Deferred tax (liability)/asset at end of year	40	43	47
Other temporary differences assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	247	247
Credit/(charge) to profit	14
Credit/(charge) to equity/other comprehensive income	3	1
Disposals and other		(2)
Exchange translation differences	(10)	1
Deferred tax (liability)/asset at end of year	254	247	£ 247
Accruals and provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	124
Deferred tax (liability)/asset at end of year	127	124
Share-based remuneration provision
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	63
Deferred tax (liability)/asset at end of year	£ 68	£ 63